Condensed Financial Statements (Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Tax exempt securities interest	$ 1,399	$ 1,176
Other	1,681	1,491
Net income	5,830	5,291
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Equity in undistributed net income of subsidiaries	3,018	3,972
Dividend from subsidiary	3,000	1,500
Tax exempt securities interest		2
Interest earning deposits	2	3
Total income	6,020	5,477
Legal Fees	94	79
Other	96	107
Total operating expenses	190	186
Net income	$ 5,830	$ 5,291